Financing Arrangements (Details) - Schedule of Financing Arrangement - Unique Logistics International, Inc. [Member] - USD ($)	Aug. 31, 2023	May 31, 2023	May 31, 2022	Oct. 14, 2020
Financing Arrangements (Details) - Schedule of Financing Arrangement [Line Items]
Revolving Credit Facility	$ 13,307,415	$ 8,050,227	$ 38,141,451
Term Debt		4,000,000
Notes Payable			608,333	$ 1,111,000
Total		12,050,227	38,749,784
Less: Current portion		8,050,227	38,749,784
Total		$ 4,000,000